Subsequent Events - Additional Information (Detail) $ in Thousands, ¥ in Millions				12 Months Ended
	Jan. 15, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 13, 2020 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Apr. 15, 2020 USD ($)	Jun. 27, 2019 CNY (¥)	Jun. 22, 2018 USD ($)	Jun. 22, 2015 CNY (¥)
Subsequent Event [Line Items]
Nonvested shares granted | shares				1,109,688	955,168	468,600
Line of credit facility, maximum borrowing capacity								¥ 115.2	$ 15,081	¥ 300.0
Repayments of Long-term Debt				$ 38,646	$ 24,092	$ 22,190
Twenty Thousand Hsb Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity							$ 20,000
Champion Shine Trading Limited
Subsequent Event [Line Items]
Repayments of Long-term Debt		$ 25,000
China Merchants Bank
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000
Subsequent Event | Twenty Thousand Hsb Facility [Member]
Subsequent Event [Line Items]
Repayment of long term line of credit	$ 20,000
Subsequent Event | Nonvested Shares
Subsequent Event [Line Items]
Nonvested shares granted | shares			458,168
Vesting period			1 year